Credit Risk - Measurement uncertainty - Scenario probability weighting (Details)	Jun. 30, 2022	Dec. 31, 2021
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.00%	20.90%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.60%	27.20%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	37.80%	30.10%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.20%	14.80%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.40%	7.00%